Investment Securities Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	$ 249,653,000,000	$ 248,087,000,000
Available-for-sale, at fair value	257,442,000,000	252,007,000,000
Cost, held-to-maturity securities	55,483,000,000	12,346,000,000
Fair value	56,359,000,000	12,247,000,000
Securities of a single issuer (excluding the U.S. Treasury and federal agencies) with a book value exceeding 10% of stockholders' equity	0	0
Gross unrealized losses, investment securities	1,943,000,000	5,250,000,000
Fair value, investment securities	313,801,000,000	264,254,000,000
OTTI write-downs on held-to-maturity securities	0	0	0
Collateralized debt obligations [Member]
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	364,000,000	509,000,000
Available-for-sale, at fair value	500,000,000	693,000,000
Asset-backed Securities Collateralized by Auto Leases or Loans and Cash Reserves [Member]
Investment Securities (Textual) [Abstract]
Cost, held-to-maturity securities	3,800,000,000	4,300,000,000
Fair value	3,800,000,000	4,300,000,000
Asset-backed Securities Collateralized by Dealer Floorplan Loans [Member]
Investment Securities (Textual) [Abstract]
Cost, held-to-maturity securities	1,900,000,000	1,700,000,000
Fair value	2,000,000,000	1,700,000,000
Total mortgage-backed securities [Member]
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	132,311,000,000	148,052,000,000
Available-for-sale, at fair value	136,352,000,000	148,791,000,000
Federal agencies [Member]
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	107,850,000,000	119,303,000,000
Available-for-sale, at fair value	110,089,000,000	117,591,000,000
Cost, held-to-maturity securities	5,476,000,000	6,304,000,000
Fair value	5,641,000,000	6,205,000,000
Commercial [Member]
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	16,248,000,000	17,689,000,000
Available-for-sale, at fair value	16,994,000,000	18,747,000,000
Other debt securities
Investment Securities (Textual) [Abstract]
Cost, available-for-sale securities	6,251,000,000	9,232,000,000
Available-for-sale, at fair value	6,519,000,000	9,629,000,000
Cost, held-to-maturity securities	5,755,000,000	6,042,000,000
Fair value	5,790,000,000	6,042,000,000
Investment grade [Member]
Investment Securities (Textual) [Abstract]
Available-for-sale, at fair value	89,445,000,000	102,744,000,000
Fair value	3,280,000,000	6,153,000,000
Gross unrealized losses, investment securities	1,697,000,000	5,008,000,000
Fair value, investment securities	92,725,000,000	108,897,000,000
Investment grade [Member] | Total mortgage-backed securities [Member]
Investment Securities (Textual) [Abstract]
Available-for-sale, at fair value	43,065,000,000	71,718,000,000
Investment grade [Member] | Federal agencies [Member]
Investment Securities (Textual) [Abstract]
Available-for-sale, at fair value	39,560,000,000	68,177,000,000
Fair value	1,391,000,000	6,153,000,000
Investment grade [Member] | Commercial [Member]
Investment Securities (Textual) [Abstract]
Available-for-sale, at fair value	3,366,000,000	3,364,000,000
Investment grade [Member] | Other debt securities
Investment Securities (Textual) [Abstract]
Available-for-sale, at fair value	782,000,000	1,874,000,000
Unrated investment grade securities [Member]
Investment Securities (Textual) [Abstract]
Gross unrealized losses, investment securities	25,000,000	18,000,000
Fair value, investment securities	$ 1,600,000,000	$ 1,900,000,000